Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	1,717	$ 98,796

Air Freight & Logistics - 1.1%
FedEx Corp.	625	157,200

Automobiles - 1.3%
Tesla, Inc. (A)	415	178,039

Beverages - 2.4%
Constellation Brands, Inc., Class A	978	185,341
Monster Beverage Corp. (A)	1,953	156,630

		341,971

Biotechnology - 3.0%
Biogen, Inc. (A)	227	64,395
Sarepta Therapeutics, Inc. (A)	463	65,019
Seattle Genetics, Inc. (A)	653	127,786
Vertex Pharmaceuticals, Inc. (A)	625	170,075

		427,275

Building Products - 1.2%
Fortune Brands Home & Security, Inc.	1,880	162,658

Capital Markets - 0.6%
S&P Global, Inc.	241	86,905

Chemicals - 1.5%
PPG Industries, Inc.	958	116,953
Sherwin-Williams Co.	133	92,666

		209,619

Commercial Services & Supplies - 0.8%
Copart, Inc. (A)	1,081	113,678

Construction Materials - 0.7%
Vulcan Materials Co.	744	100,842

Consumer Finance - 1.2%
American Express Co.	1,617	162,104

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	1,349	80,252

Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.	734	87,735
Zebra Technologies Corp., Class A (A)	368	92,905

		180,640

Entertainment - 1.9%
Activision Blizzard, Inc.	1,831	148,219
Walt Disney Co.	1,006	124,825

		273,044

Equity Real Estate Investment Trusts - 1.1%
American Tower Corp.	615	148,664

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	490	173,950

Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	1,784	143,469
Becton Dickinson & Co.	454	105,637

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (A)	1,398	$ 111,589
Teleflex, Inc.	317	107,913

		468,608

Health Care Providers & Services - 2.4%
UnitedHealth Group, Inc.	1,064	331,723

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	685	150,351
Penn National Gaming, Inc. (A)	1,275	92,692

		243,043

Household Products - 1.5%
Procter & Gamble Co.	1,538	213,767

Interactive Media & Services - 8.3%
Alphabet, Inc., Class A (A)	373	546,669
Facebook, Inc., Class A (A)	2,356	617,036

		1,163,705

Internet & Direct Marketing Retail - 7.1%
Amazon.com, Inc. (A)	315	991,850

IT Services - 10.2%
EPAM Systems, Inc. (A)	411	132,868
FleetCor Technologies, Inc. (A)	607	144,527
Global Payments, Inc.	931	165,327
GoDaddy, Inc., Class A (A)	1,752	133,099
Leidos Holdings, Inc.	948	84,514
Mastercard, Inc., Class A	1,106	374,016
PayPal Holdings, Inc. (A)	1,458	287,270
Square, Inc., Class A (A)	724	117,686

		1,439,307

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	551	243,278

Machinery - 1.5%
Illinois Tool Works, Inc.	592	114,380
Nordson Corp.	507	97,253

		211,633

Pharmaceuticals - 2.2%
Eli Lilly & Co.	1,539	227,803
Horizon Therapeutics PLC (A)	983	76,359

		304,162

Professional Services - 0.6%
Equifax, Inc.	567	88,962

Road & Rail - 0.5%
Uber Technologies, Inc. (A)	1,934	70,552

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (A)	2,560	209,894
Entegris, Inc.	1,515	112,625
KLA Corp.	561	108,688
Marvell Technology Group, Ltd.	3,523	139,863
Micron Technology, Inc. (A)	2,213	103,923
Teradyne, Inc.	1,187	94,319

		769,312

Software - 17.0%
Adobe, Inc. (A)	710	348,205
DocuSign, Inc. (A)	374	80,500
Guidewire Software, Inc. (A)	987	102,915

Transamerica Series Trust	Page 1

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	4,804	$ 1,010,425
salesforce.com, Inc. (A)	1,482	372,456
ServiceNow, Inc. (A)	401	194,485
SS&C Technologies Holdings, Inc.	1,525	92,293
Workday, Inc., Class A (A)	909	195,553

		2,396,832

Specialty Retail - 1.7%
TJX Cos., Inc.	4,333	241,132

Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	11,570	1,339,922

Textiles, Apparel & Luxury Goods - 4.0%
NIKE, Inc., Class B	1,815	227,855
PVH Corp.	1,718	102,462
Under Armour, Inc., Class C (A)	8,086	79,566
VF Corp.	2,244	157,641

		567,524

Total Common Stocks (Cost $7,940,220)		13,980,949

	Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 0.00% (B), dated 09/30/2020, to be repurchased at $112,808 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.16%, due 07/31/2022, and with a value of $115,122.

	$ 112,808	$ 112,808

Total Repurchase Agreement (Cost $112,808)		112,808

Total Investments (Cost $8,053,028)		14,093,757
Net Other Assets (Liabilities) - (0.1)%		(10,280)

Net Assets - 100.0%		$ 14,083,477

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$13,980,949	$—	$—	$13,980,949
Repurchase Agreement	—	112,808	—	112,808

Total Investments	$13,980,949	$112,808	$—	$14,093,757

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at September 30, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica WMC US Growth II VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 3